Income Taxes and Deferred Taxes - Schedule of Unrecorded Tax Losses Carry Forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 117,992	$ 57,017
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	2,925	2,808
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	11,587	11,123
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	16,253	15,602
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	28,631	$ 27,484
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 58,596